Equity (Details) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended
		Oct. 30, 2025 shares	Apr. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 SFr / shares	Jan. 31, 2026 SFr / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 SFr / shares
Equity [Line Items]
Recapitalization of ordinary shares received		0.706
Preferred stock par value (in Francs per share) | SFr / shares						SFr 0.05			SFr 0.05
Common shares, shares issued			490,907	5,383,871				4,797,505
Common shares, shares outstanding				5,383,871				4,797,505
Common shares, par value | SFr / shares						0.05	SFr 0.05		0.05
Warrants outstanding			687,270	54,852
Exercise price per warrants | $ / shares			$ 3.025
Conversion of common shares				662
Stock-based compensation expense (in Dollars) | $				$ 284
Gross proceeds | $			$ 1,350	$ 1,350
Warrants issued			687,270	54,852
Exercise price of warrant | $ / shares			$ 3.025
Warrants term			5 years
Pre Modification				61,855
Post modification				371,130
Underlying warrant shares				655,373
Preferred shares value | $	[1]
Dividends on the stated value				8.00%
Aggregate liquidation preference | $				$ 1,094,027
Preferred shares, shares outstanding				4,367				5,029
Measurement Input, Share Price [Member]
Equity [Line Items]
Measurements inputs				3.87
Measurement Input, Expected Dividend Rate [Member]
Equity [Line Items]
Measurements inputs				0
Pre-funded Warrants [Member]
Equity [Line Items]
Warrant converted into shares							250,000
Warrants outstanding				25,342
Exercise price per warrants | $ / shares				$ 10.1
Purchase price | $ / shares			$ 2.75
Warrants issued				25,342
Exercise price of warrant | $ / shares				$ 10.1
Legacy and Placement Agent Warrants [Member]
Equity [Line Items]
Warrants outstanding				51,571
Warrants issued				51,571
Warrant [Member]
Equity [Line Items]
Warrants outstanding				828,407
Exercise price per warrants | $ / shares				$ 2.75
Warrants issued				828,407
Exercise price of warrant | $ / shares				$ 2.75
Warrant amount | $				$ 2,051,652
Preferred shares value | $				$ 2,688,159
2025 Equity Incentive Plan [Member]
Equity [Line Items]
Shares granted				16,152
Exercise price | $ / shares				$ 6
April 2026 PIPE Financing [Member]
Equity [Line Items]
Warrants outstanding				250,000
Warrants issued				250,000
April 2026 PIPE Financing [Member] | Pre-funded Warrants [Member]
Equity [Line Items]
Warrants outstanding				828,755
Exercise price per warrants | SFr / shares						0.05
Warrants issued				828,755
Exercise price of warrant | SFr / shares						0.05
April 2026 PIPE Financing [Member] | Warrant [Member]
Equity [Line Items]
Warrants outstanding				687,270
Exercise price per warrants | $ / shares				$ 3.025
Warrants issued				687,270
Exercise price of warrant | $ / shares				$ 3.025
Minimum [Member]
Equity [Line Items]
Exercise price per warrants | $ / shares				2.75
Exercise price of warrant | $ / shares				2.75
Conversion price | $ / shares				$ 2.75
Minimum [Member] | Measurement Input, Expected Term [Member]
Equity [Line Items]
Measurements inputs				0.5
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Equity [Line Items]
Measurements inputs				0.0372
Minimum [Member] | Measurement Input, Volatility [Member]
Equity [Line Items]
Measurements inputs				0.8856
Minimum [Member] | Legacy and Placement Agent Warrants [Member]
Equity [Line Items]
Exercise price per warrants | $ / shares				$ 36
Exercise price of warrant | $ / shares				36
Minimum [Member] | Warrant [Member]
Equity [Line Items]
Conversion price | $ / shares				2.75
Maximum [Member]
Equity [Line Items]
Exercise price per warrants | $ / shares				18
Exercise price of warrant | $ / shares				18
Conversion price | $ / shares				$ 16.5
Maximum [Member] | Measurement Input, Expected Term [Member]
Equity [Line Items]
Measurements inputs				4.16
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Equity [Line Items]
Measurements inputs				0.0389
Maximum [Member] | Measurement Input, Volatility [Member]
Equity [Line Items]
Measurements inputs				1.1725
Maximum [Member] | Legacy and Placement Agent Warrants [Member]
Equity [Line Items]
Exercise price per warrants | $ / shares				$ 2,075
Exercise price of warrant | $ / shares				2,075
Maximum [Member] | Warrant [Member]
Equity [Line Items]
Conversion price | $ / shares				$ 18
Preferred Participation Certificates (“PPCs”) [Member]
Equity [Line Items]
Preferred stock par value (in Francs per share) | SFr / shares						0.05			SFr 0.05
Warrant converted into shares			9,945
Conversion of common shares				9,945
Preferred shares value | $				$ 3				$ 4
Share convertible				307,506
Preferred shares, shares outstanding				46,884				56,829
Common Stock [Member]
Equity [Line Items]
Warrant converted into shares			63,640				250,000
Common shares, shares issued				5,383,871
Common shares, shares outstanding				5,383,871
Common shares, par value | SFr / shares						SFr 0.05
Conversion of common shares				63,640
Preferred Stock [Member]
Equity [Line Items]
Warrant converted into shares			662
Preferred Stock [Member] | Maximum [Member]
Equity [Line Items]
Conversion price | $ / shares				$ 16.5
Pre-Merger NLS Preferred Shares [Member]
Equity [Line Items]
Preferred shares value | $				$ 636,507

[1]	Less than $1 thousand.